Operating Lease and Asset Retirement Obligations (Tables)	12 Months Ended
Jan. 31, 2014
Leases [Abstract]
Schedule of Future Minimum Lease Payments

Future minimum lease payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year from January 31, 2014, are as follows:

(in thousands)	Operating Leases
2015	$8,773
2016	7,187
2017	6,676
2018	6,554
2019	6,463

Minimum lease payments	$35,653

Schedule of Asset Retirement Obligations Recorded in Other Long-term Liabilities

Asset retirement obligations recorded in other long-term liabilities as of January 31, 2013 and 2012 were as follows:

(in thousands)	January 31, 2013	January 31, 2012
Beginning asset retirement obligation	$1,835	$1,667
Liabilities incurred during year	—	63
Liabilities settled during year	—	—
Accretion expense	75	105
Liability transferred upon sale of business	(1,910)	—

Ending asset retirement obligation	$—	$1,835